Balance Sheet Components - Schedule of Property and Equipment, Net Consists (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 775	$ 714
Less: accumulated depreciation	(25)	(25)
Property and equipment, net	750	689
Construction-in-Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	750	689
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17	17
Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8	$ 8